Cover	May 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2022
Entity File Number	000-27039
Entity Registrant Name	MARIJUANA COMPANY OF AMERICA, INC.
Entity Central Index Key	0001078799
Entity Tax Identification Number	98-1246221
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	633 W. 5th Street
Entity Address, Address Line Two	Suite 2826
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(888)
Local Phone Number	777-4362
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true